Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
   CORTLAND TRUST, INC.

   Cortland Shares of
   Cortland General Money Market Fund
   U.S. Government Fund
   Municipal Money Market Fund
                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "12:00 p.m."










================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund

Shares of Cortland Trust, Inc. -

Cortland General Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund (each, a "Fund", collectively, the "Funds")

================================================================================

                         SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "12:00 p.m."




                                       [logo]
                                       Oppenheimer & Co. Inc.
                                             Offered Exclusively To
                                             Customers of Oppenheimer & Co. Inc.
125 Broad Street
New York, NY 10004
(800) 433-1918 (Toll Free)


================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
SHORT TERM FUND
General Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland General Money Market Fund calucluates its net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "12:00 p.m."




================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
money market Xpress fund
Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED JULY 29, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland General Money Market Fund calucluates its net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the prospectus are replaced with "12:00 p.m."




================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935

================================================================================
   CORTLAND TRUST, INC.
   Cortland Shares of
   Cortland General Money Market Fund
   U.S. Government Fund
   Municipal Money Market Fund
                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED JULY 29, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2004

Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the Statement of Additional Information are replaced with "12:00 p.m."





================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935

================================================================================
Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund


Shares of Cortland Trust, Inc. -

Cortland General Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund (each, a "Fund", collectively, the "Funds")

================================================================================

                          SUPPLEMENT DATED JULY 29, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2004

Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the Statement of Additional Information are replaced with "12:00 p.m."







Oppenheimer & Co. Inc.
125 Broad Street
New York, NY 10004
(800) 433-1918 (Toll Free)
================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
SHORT TERM FUND

General Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================


                         SUPPLEMENT DATED JULY 29, 2004
                      TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland General Money Market Fund calucluates its net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the Statement of Additional Information are replaced with "12:00 p.m."







================================================================================

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
money market Xpress fund
Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================


                         SUPPLEMENT DATED JULY 29, 2004
                      TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2004


Effective July 30, 2004, the time at which the Cortland General Money Market Fund calucluates its net asset value is changed from 12:00 p.m, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective until July 29, 2004, all references to "4:00 p.m." in the Statement of Additional Information are replaced with "12:00 p.m."







================================================================================